WARRANTY LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
SCHEDULE OF WARRANTY LIABILITY

The following table presents the movement of product warranty liabilities for the three months ended March 31, 2026 and 2025.

	Three months ended March 31,
	2026	2025

Balance at the beginning of the period	$36,833	$83,284
Provision for warranties, net	1,499	9,426
Warrant costs incurred	-	(332)
Balance at the end of the period	$38,332	$92,378
Including:
Current portion	$31,493	$75,281
Non-current portion	$6,839	$17,097

	December 31,
	2025	2024

Balance at the beginning of the year	$83,284	$82,353
Provision (reversal) for warranties, net	(45,993)	40,724
Warrant costs incurred	(458)	(39,793)
Balance at the end of the year	$36,833	$83,284
Including:
Current portion	$30,023	$69,010
Non-current portion	$6,810	$14,274